Intangible Assets/Liabilities - Charter Agreements	12 Months Ended
Dec. 31, 2019
Finite-Lived Intangible Assets, Net [Abstract]
Intangible Assets/Liabilities - Charter Agreements

6. Intangible Assets/Liabilities – Charter Agreements

Intangible Liabilities – Charter Agreements as of December 31, 2019 and 2018 consisted of the following:

	December 31,	December 31,
	2019	2018
Opening balance	$8,470	$10,482
Amortization in period	(2,000)	(2,012)
Closing balance	$6,470	$8,470

Intangible liabilities relate to management’s estimate of the fair value of below-market charters on August 14, 2008, the date of the Marathon Merger (see note 1). These intangible liabilities, which are related to five vessels as at December 31, 2019, are being amortized over the remaining term of the relevant charter, giving rise to an increase in time charter revenue.

Intangible Assets – Charter Agreements as of December 31, 2019 and 2018 consisted of the following:

	December 31,	December 31,
	2019	2018
Opening balance	$5,400	$700
Additions through the Poseidon Transaction	—	5,404
Amortization in the year	(3,933)	(704)
Closing balance	$1,467	$5,400

Intangible assets relate to management’s estimate of the fair value of two above-market charters on August 14, 2008, the date of the Marathon Merger (see note 1). These intangible assets are amortized over the remaining term of the relevant charters, giving rise to a reduction in time charter revenue.

In addition, following the completion of the Poseidon Transaction (see note 1) on November 15, 2018, intangible assets were recognized. These assets were derived from the management’s estimate of the fair value of above-market charters. These intangible assets, which are related to two vessels, are being amortized over the remaining term of the relevant charter, giving rise to a reduction in time charter revenue. The unamortized balance of the intangible assets recognized following the Poseidon Transaction as of December 31, 2019, are expected to be fully amortized during the second quarter of 2020.